Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2024
Contributed Equity [Abstract]
Summary of Contributed Equity

	June 30, 2024	June 30, 2023	June 30, 2022
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	466,084,145	320,883,552	235,277,217
Movement in ordinary shares:
Opening balance	320,883,552	235,277,217	234,147,526
Issue of shares on exercise of options granted under the LTIP	—	3,790,978	1,129,691
Issue of shares on exercise of options granted from Placement and Institutional Offer	894	—	—
Issue of shares net of issuance costs from 2023 Placement and Institutional Offer $4,764,890	50,273,023	—	—
Issue of shares net of issuance costs from 2024 Placement and Entitlement Offer $8,903,734	94,926,676	81,815,357	—
	466,084,145	320,883,552	235,277,217
Ordinary shares on issue:	No:	No:	No:
Opening balance	467,159,434	352,152,542	351,003,541
Issue of shares on exercise of options granted under the LTIP	—	2,387,826	1,149,001
Issue of share on exercise of options from Placement and Institutional Offer	1,743	—	—
Issue of shares on ASX from 2023 Placement and Entitlement Offer	195,647,457	—	—
Issue of shares on ASX from 2024 Placement and Entitlement Offer	428,658,137	112,619,066	—
	1,091,466,771	467,159,434	352,152,542